Schedule of cryptocurrency additional information about ETH and ETH-Coinbase Staked (Details) - ETH and ETH-Coinbase Staked [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Crypto Asset, Holding [Line Items]
Opening balance	¥ 141,242	¥ 645
Cumulative-effect adjustment of opening balance due to adoption of ASU 2023-08		332
Purchase of ETH and ETH-Coinbase Staked in cash	12,719	67,465
Collection of ETH from sales of mining products	1,138	2,394
Collection of ETH from exchange of USDT	31,056	49,771
Payment of services fees and other expenses		(2)
Changes in fair value of ETH and ETH-Coinbase Staked	5,107	19,372
Foreign exchange gain	(4,631)	1,265
Ending balance	¥ 186,631	¥ 141,242